Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ (330,739)	¥ (110,075)
Interest income	(7,356)	(6,213)	¥ (3,845)
At end of period	(443,867)	(330,739)	(110,075)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,820,599	1,663,637
Interest income	27,406	20,160
Return on plan assets excluding interest income	(13,129)	233,465
Contributions by employer	13,979	12,739
Benefits paid	(43,583)	(43,800)
Others	(278)	(65,602)
At end of period	¥ 1,804,994	¥ 1,820,599	¥ 1,663,637